Reconciliations of Liabilities Arising from Financing Activities	12 Months Ended
Mar. 31, 2026
Reconciliations of Liabilities Arising from Financing Activities [Abstract]
RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
29	RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

	Amount due to shareholders	Amount due to Directors	Lease liabilities
	USD’000	USD’000	USD’000
As of April 1, 2024	57	—	—
Additions	—	—	2,043
Exchange differences	—	—	(1)
Interest expense	—	—	116
Advances from/(Repayment to)	(5)	3	(477)
Net changes from financing cash flows	(5)	3	(361)
As of March 31, 2025	52	3	1,681
Additions	—	—	278
Exchange differences	—	—	(27)
Interest expense	—	—	93
Advances from/(Repayment to)	(52)	—	(483)
Net changes from financing cash flows	(52)	—	(390)
AS of March 31, 2026	—	3	1,542